Selected Quarterly Financial Data (Unaudited) (Details) (USD $)	1 Months Ended												3 Months Ended									9 Months Ended	12 Months Ended										131 Months Ended
	Jan. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Apr. 23, 2002	Dec. 31, 2002	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2012
Consolidated Statement Of Operations Data
Total revenues																																	$ 39,757
Total operating loss													(2,253,000)	(3,594,000)	(4,285,000)	(4,205,000)	(4,398,000)	(7,471,000)	(5,379,000)	(4,193,000)			(14,337,619)	(21,440,864)	(20,692,949)								(116,049,698)
Other income (expense), net													332,000	1,247,000	453,000	(263,000)	945,000	1,028,000	844,000	(811,000)
Net loss													(1,921,000)	(2,347,000)	(3,833,000)	(4,468,000)	(3,453,000)	(6,443,000)	(4,535,000)	(5,004,000)	(1,316,198)	(5,749,937)	(12,568,354)	(19,434,699)	(18,552,102)	(12,322,314)	(10,269,571)	(10,005,631)	(8,870,579)	(11,763,853)	(4,344,525)	(3,155,313)	(118,353,076)
Dividends on preferred stock	(37,478)	(43,884)	(51,194)	(50,631)	(53,385)	(59,465)	(64,224)	(69,934)	(79,748)	(111,484)	(219,391)	(34,794)	(38,000)	(44,000)	(51,000)	(50,000)	(54,000)	(59,000)	(64,000)	(70,000)			(183,187)	(247,008)	(10,407,867)								(10,838,062)
Net loss applicable to common stockholders													$ (1,959,000)	$ (2,391,000)	$ (3,884,000)	$ (4,518,000)	$ (3,507,000)	$ (6,502,000)	$ (4,599,000)	$ (5,074,000)			$ (12,751,541)	$ (19,681,707)	$ (28,959,969)								$ (129,191,138)
Basic and diluted loss per common share													$ (0.02)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.03)	$ (0.06)	$ (0.04)	$ (0.05)
Weighted average number of common shares outstanding - basic and diluted													115,948	113,167	112,267	110,775	110,017	109,100	105,794	97,991